GOODWILL	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure [Text Block]
Note 8:-	Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 were as follows:

Balance as of January 1, 2011	166,495

Gain of control in subsidiaries	34,903
Adjustments due to finalized purchase price allocation	133
Realization as a result of loss of control	(26,519)
Foreign currency translation adjustments	(8,005)

Balance as of December 31, 2011	167,007

Gain of control in subsidiaries	155,942
Additional consideration in conjunction with prior acquisitions	140
Foreign currency translation adjustments	3,452

Balance as of December 31, 2012	326,541

The Company performed annual impairment tests during the fourth quarter of 2012 and did not identify any impairment losses (See Note 2(n)).